Consolidated Statement of Stockholders' Deficit - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 1	$ 883	$ 3,992	$ 205,000	$ (1,000)	$ 50,527,972	$ 1,217,410	$ (1,253,356)	$ (67,376,222)	$ (16,675,319)
Beginning balance, shares at Dec. 31, 2023	100	88,235	40,500,589	0
Treasury stock outstanding, beginning balance at Dec. 31, 2023					500
Common stock issued for cash, net of fees			$ 1,103	$ 28		1,001,852				1,002,983
Common stock issued for cash, net of fees, shares			9,619,527	277,778
Conversion of convertible debt into common stock			$ 56			109,464				109,520
Conversion of convertible debt into common stock, shares			556,339
Issuance of common stock for legal settlement			$ 97	$ 2,446,046		307,933				2,754,076
Issuance of common stock for legal settlement, shares			972,222	11,527,778
Common Stock to be issued			$ 28	$ (186,555)		241,145				54,618
Common Stock to be issued, shares			1,111,111	922,222
Foreign currency adjustment								(373,730)		(373,730)
Common stock issued corrections						24,878				24,878
Net Income (loss)							(10,404)		(3,883,455)	(3,893,859)
Ending balance, value at Dec. 31, 2024	$ 1	$ 883	$ 5,276	$ 2,464,519	$ (1,000)	52,213,244	1,207,006	(1,627,086)	(71,259,677)	$ (16,996,834)
Ending balance, shares at Dec. 31, 2024	100	88,235	52,759,788	12,727,778
Treasury stock outstanding, ending balance at Dec. 31, 2024					500					1,000
Common stock issued for cash, net of fees			$ 3,099			1,129,321				$ 1,132,420
Common stock issued for cash, net of fees, shares			26,473,083
Conversion of convertible debt into common stock			$ 107			42,220				42,327
Conversion of convertible debt into common stock, shares			1,058,192
Issuance of common stock for legal settlement			$ 497	$ (514,286)		513,789				0
Issuance of common stock for legal settlement, shares			10,002,709	(10,002,709)
Common Stock to be issued			$ 111	$ (111)						(0)
Common Stock to be issued, shares			1,096,350	(600,000)
Foreign currency adjustment						(452)		(772,036)		(772,488)
Common stock issued corrections					0	0	0	0	0	0
Common stock issued corrections, shares			(485,516)
Net Income (loss)							(41,232)		(2,966,814)	(2,925,582)
Ending balance, value at Dec. 31, 2025	$ 1	$ 883	$ 9,090	$ 1,950,123	$ (1,000)	$ 53,898,122	$ 1,248,238	$ (2,399,122)	$ (74,226,493)	$ (19,520,158)
Ending balance, shares at Dec. 31, 2025	100	88,235	90,904,606	2,125,069
Treasury stock outstanding, ending balance at Dec. 31, 2025					500					1,000